Advances to Suppliers, Net (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Advances to Suppliers, Net [Abstract]
Prepaid to construction	$ 2.7
Construction material, description	It usually takes 3 to 6 months for the suppliers to deliver raw material for our equipment production and takes up to 6 to 12 months for the suppliers to deliver the construction materials.